Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000008004 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008004 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008004 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008004 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008004 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000008004 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008004 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000008004 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000008004 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008004 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008004 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008005 | Asia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008005 | Europe
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000008005 | North America
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000008005 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008005 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008006 | Asia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008006 | Europe
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000008006 | North America
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000008006 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008006 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008007 | Asia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008007 | Europe
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000008007 | North America
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000008007 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008008 | Asia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008008 | Europe
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000008008 | North America
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000008008 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000031350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000031350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000031350 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000031350 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000031350 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000031350 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000031350 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000031350 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000031350 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000031350 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000135474 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135474 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000135474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135474 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000135474 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000135474 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000135474 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000135474 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135474 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135474 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%